VOYA FUNDS TRUST
Voya Short Duration High Income Fund
(the “Fund”)
Supplement dated July 31, 2025
to the Fund’s Class A, Class C, Class I, Class R6, and Class W Shares’
Summary Prospectus and Prospectus, each dated July 31, 2025
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective September 29, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in debt securities issued by	borrowings for investment purposes) in debt
public and private companies, which, at the time	securities issued by public and private companies,
of purchase, are rated below investment	which are rated below investment grade
grade (rated Ba or below by Moody’s Investors	(sometimes referred to as “high-yield securities”,
Service, Inc. (“Moody’s”) or BB or below by S&P	“high-yield bonds”, or “junk bonds”), in preferred
Global Ratings (“S&P”) or Fitch Ratings	stock rated below investment grade, and in
(“Fitch”)) or, if unrated, determined by the sub-	derivatives and other synthetic instruments that
adviser (the “Sub-Adviser”) to be of comparable	have economic characteristics similar to such debt
quality (sometimes referred to as “high-yield	securities and preferred stock.
securities” or “junk bonds”), and in derivatives
and other synthetic instruments that have
economic characteristics similar to such debt
securities.
Although the Fund’s new 80% Investment Policy and related disclosure changes are set forth in the Fund’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Fund’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in debt securities issued by	borrowings for investment purposes) in debt
public and private companies, which, at the time	securities issued by public and private companies,
of purchase, are rated below investment	which are rated below investment grade
grade (rated Ba or below by Moody’s Investors	(sometimes referred to as “high-yield securities”,
Service, Inc. (“Moody’s”) or BB or below by S&P	“high-yield bonds”, or “junk bonds”), in preferred
Global Ratings (“S&P”) or Fitch Ratings	stock rated below investment grade, and in
(“Fitch”)) or, if unrated, determined by the sub-	derivatives and other synthetic instruments that
adviser (the “Sub-Adviser”) to be of comparable	have economic characteristics similar to such debt
quality (sometimes referred to as “high-yield	securities and preferred stock. For purposes of this
securities” or “junk bonds”), and in derivatives	80% policy below investment grade refers to a
and other synthetic instruments that have	rating by one or more nationally recognized
economic characteristics similar to such debt	statistical rating organizations (“NRSROs”) (e.g.,
securities. The Fund will provide shareholders	Ba1 or below by Moody’s Ratings, or BB+ or
with at least 60 days’ prior notice of any change in	below by S&P Global Ratings or Fitch Ratings,
this investment policy.	Inc.) or, if unrated, determined by the Fund to be
of comparable quality.
In addition, the section of the Prospectus entitled “Additional Information About 80% Investment Policies Related to Fund Names” is inapplicable to the Fund until the Effective Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. THIS SUPPLEMENT WILL EXPIRE ON THE EFFECTIVE DATE.